BANK LINE OF CREDIT	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Line of Credit Facility [Abstract]
BANK LINE OF CREDIT
NOTE 9 — BANK LINE OF CREDIT
On May 20, 2015, the Company entered into an asset-based revolving credit line agreement with a California-based bank, which provides a $1,000,000 line of credit (the “Credit Line”) for its Suisun City Operations. The Credit Line has an interest rate of prime plus 2%, is subject to a monthly borrowing base calculation based upon eligible accounts receivable and had an original expiration date of August 15, 2017. Subsequent to July 31, 2017, the expiration date of the Credit Line was extended to August 15, 2018. (See Note 10, below.) As of July 31, 2017, the monthly borrowing base calculation supported the entire $1,000,000 of available credit under the Credit Line. The Credit Line is secured by all of the assets of the Company. In addition, the Credit Line requires the Suisun City Operations to monthly comply with certain financial and operational covenants, such as, amongst other things, maintaining a certain quick ratio and a minimum net worth. The Suisun City Operations is currently in compliance with all such covenants.
As of the filing date of this quarterly report on Form 10-Q, the Company has not drawn down on the Credit Line.

NOTE 8 — BANK LINE OF CREDIT

On May 20, 2015, the Company entered into an asset-based revolving credit line agreement with a California-based bank, which provides a $1,000,000 line of credit for its Suisun City Operations. The line of credit expires on August 15, 2017, has an interest rate of prime plus 2% (5% as of April 30, 2017) and is subject to a monthly borrowing base calculation based upon eligible accounts receivable. The line of credit is secured by all of the assets of the Company.

In addition, the line of credit requires our Suisun City Operations to comply with certain financial and operational covenants. These covenants require the Suisun City Operations to, among other things, maintain a certain quick ratio and a minimum net worth, which the Suisun City Operations is in compliance with.

As of July 21, 2017, the Company has not drawn down on the line of credit.